Leases (Details) - Schedule of maturity of operating lease liabilities	Dec. 31, 2022 USD ($)
Schedule of maturity of operating lease liabilities [Abstract]
2023	$ 1,303,028
2024	1,111,641
2025	193,914
2026	193,914
2027	203,610
Thereafter	631,191
Total lease payments	3,637,298
Less: imputed interest	(358,631)
Total lease liabilities	$ 3,278,667